Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in uncertain income tax positions
Beginning balance	$ 2.0	$ 0.0
Increases related to current year tax positions	0.3	2.0
Decreases based on tax positions related to prior years	(2.0)
Ending balance	$ 0.3	$ 2.0